Intangible assets	3 Months Ended
Mar. 31, 2026
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets are mainly comprised of the intellectual property underlying:
(i)The collaboration and license agreement with the French National Centre for Scientific Research (CNRS), Montpellier 2
University and the Curie.
(ii)Patents acquired through the acquisition of Prosynergia of €6,529 thousand. The patents are not yet amortized, similarly to licenses, and are included in obefazimod CGU for impairment test purposes.

Licenses and patents recognized as Intangible assets are not amortized since they are not operating in a manner intended by the management. As a consequence, and in accordance with IAS 36, those assets were subject to an annual impairment test as of
December 31, 2025, which did not result in any impairment loss. As of March 31, 2026, no indicator of impairment has been identified.

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
GROSS VALUES
AS OF JANUARY 1, 2025	120	27	6,529	6,677
AS OF MARCH 31, 2025	120	27	6,529	6,677

AS OF DECEMBER 31, 2025	120	27	6,529	6,677
AS OF MARCH 31, 2026	120	27	6,529	6,677

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2025	(45)	(25)	—	(70)
AS OF MARCH 31, 2025	(45)	(25)	—	(70)

AS OF DECEMBER 31, 2025	(45)	(26)	—	(71)
AS OF MARCH 31, 2026	(45)	(26)	—	(71)

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
NET BOOK VALUES
AS OF MARCH 31, 2025	75	2	6,529	6,606
AS OF DECEMBER 31, 2025	75	2	6,529	6,605
AS OF MARCH 31, 2026	75	1	6,529	6,605